Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative expenses	813,122	825,951	2,536,654	2,271,443	3,134,285	1,526,075
Research and development expenses	525,107	320,345	1,327,337	951,101	1,477,479	218,901
Total operating expenses	1,338,229	1,146,296	3,863,991	3,222,544	4,611,764	1,744,976
Operating loss	(1,338,229)	(1,146,296)	(3,863,991)	(3,222,544)	(4,611,764)	(1,744,976)
Other income (expense):
Interest expense	(134,326)	(27,763)	(212,647)	(83,293)	(111,059)	(108,879)
Loss on issuance of warrants					(7,541,693)	0
(Increase)/decrease to fair value of derivative	(925,384)	1,584,818	2,924,064	2,069,693	4,121,693	0
Fair value of derivative liabilities in excess of proceeds	0	0	0	(7,541,693)
Gain on exercise of warrants	75,321	0	299,321	0
Gain/(loss) on warrant derivative modification	927,373	0	(996,813)	0
Other income					0	64
Total other income (expense)	(57,016)	1,557,055	2,013,925	(5,555,293)	(3,531,059)	(108,815)
Net (Loss)/income	$ (1,395,245)	$ 410,759	$ (1,850,066)	$ (8,777,837)	$ (8,142,823)	$ (1,853,791)
Basic earnings per share
Net (loss) income per common share basic	$ (0.02)	$ 0.01	$ (0.02)	$ (0.13)	$ (0.12)	$ (0.09)
Weighted common shares - basic	76,804,674	71,949,564	75,396,047	65,933,378
Diluted earnings per share
Net (loss) income per common share diluted	$ (0.02)	$ 0.01	$ (0.02)	$ (0.13)
Weighted common shares - diluted	76,804,674	72,084,748	75,396,047	65,933,378
Weighted Common Shares - Basic and Diluted					67,492,823	21,366,752